Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 460,000
Previously Paid Amount	0.00
Total Fee Amount	63.53
Total Offset Amount	0.00
Net Fee	63.53
Narrative - Max Aggregate Offering Price	$ 460,000
Final Prospectus	true